INCOME TAX PROVISION (Details 1) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Stock-based compensation	$ 877,645	$ 610,530
Other – net	219,723	122,133
Net operating losses – federal	2,483,530	1,346,823
Net operating losses – state	148,177	81,911
Deferred tax assets Gross	3,729,075	2,161,397
Less Valuation Allowance	(3,729,075)	(2,161,397)
Net deferred tax assets